CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 1,406	$ 1,366	$ 387
Net loss from discontinued operations	(73)		84
Net income from continuing operations	1,333	1,366	471
Adjustments required to reconcile net income from continuing operations to net cash provided by operating activities:
Loss (gains) on sale of available-for-sale marketable securities	(1)	6	(2)
Capital gain on sale of investment			(78)
Depreciation and amortization	316	393	447
Deferred income taxes, net	400	(340)	2
Employees and non-employees stock-based compensation	107	44	67
Transaction with principal shareholder			30
Accrued severance pay, net	(10)	(1)	(110)
Decrease (increase) in trade receivables, net	123	(212)	397
Decrease (increase) in other accounts receivable and prepaid expenses	30	(178)	76
Change in lease deposits	3	2	24
Increase (decrease) in trade payables	(25)	(47)	21
Increase (decrease) in accrued expenses and other liabilities	(222)	144	269
Decrease in deferred revenues	118	(377)	(427)
Increase (decrease) in restricted cash	(25)	7	(45)
Net cash provided by operating activities from continuing operations	2,147	807	1,142
Cash flows from investing activities:
Proceeds from sale of affiliate			90
Purchase of property and equipment	(62)	(188)	(87)
Proceeds from sale of property and equipment		2	9
Investment in available-for-sale marketable securities	(80)	(74)	(49)
Proceeds from sale of available-for-sale marketable securities	84	71	40
Net cash provided by (used in) investing activities	(58)	(189)	3
Cash flows from financing activities:
Proceeds from exercise of stock options	90	303
Net cash provided by financing activities	90	303
Net cash provided from discontinued Operations
Increase in cash and cash equivalents	2,179	921	1,145
Cash and cash equivalents at the beginning of the year	4,190	3,269	2,124
Cash and cash equivalents at the end of the year	6,369	4,190	3,269
Cash paid during the year for:
Income taxes	$ 274	$ 1,210	$ 8